Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets (Held at End of Year)

HANCOCK WHITNEY CORPORATION 401(k) SAVINGS PLAN
Employer Identification Number: 64-0693170
Plan Number: 003
Schedule H, Line 4(i) - Schedule of Assets (Held at End of Year)
December 31, 2025
(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost**	(e) Current Value
	Mutual Funds:
	AB LARGE CAP GROWTH ADV	991,620 shares		$112,013,372
	AMERICAN FUNDS AMERICAN MUTUAL R5	436,781 shares		25,984,110
	BLACKROCK HIGH YIELD INSTL	1,230,511 shares		8,884,286
	COHEN & STEERS GLOBAL REALTY A	5,228 shares		283,560
	FEDERATED HERMES INTERNATIONAL LEADER ISFGFLX	233,538 shares		10,308,365
	FEDERATED HERMES MDT SMALL CP CORE IS	368,166 shares		10,455,904
	FEDERATED HERMES MDT LARGE CAP VALUE IS	493,198 shares		17,069,570
	FEDERATED HERMES TOTAL RETURN BOND INSTL	1,519,811 shares		14,574,991
	NOMURA SMALL CAP CORE INSTITUTIONAL	330,951 shares		10,080,760
	VANGUARD 500 INDEX ADMIRAL	154,993 shares		97,930,819
	VANGUARD DEVELOPED MARKETS IDX INSTL	715,117 shares		14,366,692
	VANGUARD INFLATION-PROTECTED SECS INV	236,924 shares		2,772,012
	VANGUARD MID CAP INDEX I	471,181 shares		37,402,331
	VANGUARD SHORT-TERM FEDERAL ADM	615,904 shares		6,374,604
	VANGUARD SMALL CAP INDEX I	172,357 shares		21,299,908
	VANGUARD TOTAL BOND MARKET INDEX INST	934,337 shares		9,128,471
	VANGUARD TOTAL INTL BD IDX ADMIRAL	97,504 shares		1,887,686
	Total Mutual Funds			$400,817,441
	Common Stock:
*	HANCOCK WHITNEY CORPORATION COMMON STOCK	482,901 shares		30,751,151
	Collective Trust Funds:
	FLEXPATH INDEX AGG 2035 FUND CL M	89,354 shares		2,296,713
	FLEXPATH INDEX AGG 2045 FUND CL M	49,583 shares		1,406,542
	FLEXPATH INDEX AGG 2055 FUND CL M	18,319 shares		527,692
	FLEXPATH INDEX AGG 2065 FUND CL M	56,866 shares		818,539
	FLEXPATH INDEX AGG RETIREMENT FUND CL M	7,945 shares		149,291
	FLEXPATH INDEX CNSRV 2035 FUND CL M	87,292 shares		1,670,028
	FLEXPATH INDEX CNSRV 2055 FUND CL M	1,486 shares		41,312
	FLEXPATH INDEX CNSRV 2065 FUND CL M	911 shares		13,068
	FLEXPATH INDEX CNSRV RETIREMENT FUND M	52,829 shares		833,918
	FLEXPATH INDEX CONSERVATIVE 2045 M	38,782 shares		898,300
	FLEXPATH INDEX MOD 2035 FUND CL M	3,304,428 shares		72,452,218
	FLEXPATH INDEX MOD 2045 FUND CL M	2,542,534 shares		64,780,471
	FLEXPATH INDEX MOD 2055 FUND CL M	980,623 shares		26,638,037
	FLEXPATH INDEX MOD 2065 FUND CL M	341,927 shares		4,806,060
	FLEXPATH INDEX MOD RETIREMENT FUND M	2,906,427 shares		49,745,538
	Total Collective Trust Funds			$227,077,727
	Fully Benefit-Responsive Investment Contract:
*	KEY GUARANTEED PORTFOLIO FUND	21,095,487 units		21,095,487
	Total Investments			$679,741,806

*	Notes Receivables from participants(1)	Interest rates range from 4.25% - 9.50% with maturity dates through 2030		7,736,264
	Total assets (Held at End of Year) as filed on Form 5500			$687,478,070
	* Denotes party-in-interest
	** Cost information is omitted due to transactions being participant directed.
	(1) Includes deemed distributions as filed on the Form 5500